Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Total revenue		$ 618	$ 1,366,417
Cost of revenues			123
Gross profit		618	1,366,294
Operating expenses
Selling and marketing expenses		10,748	100,460
General and administrative expenses	2,495,308	4,123,108	1,893,499
Research & Development Expense	(0)	(0)	(0)
Donation expenses
Total Operating expenses	2,495,308	4,133,856	1,993,959
(Loss) income from operations	(2,495,308)	(4,133,238)	(627,665)
Other income (expenses)
Interest income on bank deposit	5	14	666
Loss on disposal of a subsidiary
Other income (expenses)	349,023	38,870	(5,611,484)
Interest income from loans to third parties	750	365,000	2,191,631
Impairment loss on loans to third parties and property and equipment		(5,345,999)	(57,941,663)
Total other (expenses) income, net	349,778	(4,942,115)	(61,360,850)
(Loss) Income before income tax expenses	(2,145,530)	(9,075,353)	(61,988,515)
Income tax (benefit) expenses			7,243
Net (loss) income	(2,145,530)	(9,075,353)	(61,995,758)
Other comprehensive (loss) income
Foreign currency translation (loss) gain	557,986	2,686,394	(365,258)
Comprehensive (loss) Income	$ (1,587,544)	$ (6,388,959)	$ (62,361,016)
Weighted average number of shares, basic and diluted	6,572,226	6,406,146	4,422,837	[1],[2]
(Loss) per share, basic and diluted	$ (0.33)	$ (1.42)	$ (0.85)	[1],[2]
Third Parties [Member]
Revenue
Total revenue		$ 618	$ 1,366,417
Related Parties [Member]
Revenue
Total revenue

[1]	- The computation of basic and diluted share and EPS data was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.
[2]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.